Stock-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2019
Share-based Payment Arrangement [Abstract]
Schedule of Shares Available for Grant and Stock Option Activity

Stock option activity under the Plans is as follows:

		Options Outstanding
	Shares Available for Grant	Shares Subject to Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
	(in thousands, except per share data)
Balance as of January 1, 2017	208	12,209	$0.79	8.3	$9,623
Shares authorized	8,661	—	—
Granted	(5,996)	5,996	$1.88
Exercised	—	(1,372)	$0.78
Forfeited	1,205	(1,205)	$0.87
Restricted stock awards granted	(1,064)	—	—

Balance as of December 31, 2017	3,014	15,628	$1.20	8.2	$10,559
Shares authorized	3,196	—	—
Granted	(5,016)	5,016	$3.62
Exercised	—	(1,454)	$1.19
Forfeited	1,619	(1,619)	$2.25
Performance RSUs granted	(1,830)	—	—
Restricted stock awards forfeited	754	—	—
Performance RSUs forfeited	4	—	—

Balance as of December 31, 2018	1,741	17,571	$1.80	7.7	$89,990
Shares authorized (unaudited)	10,504	—	—
Exercised (unaudited)	—	(1,957)	$9.42
Forfeited/cancelled (unaudited)	611	(611)	$3.29
Restricted stock units and Performance RSUs granted (unaudited)	(3,807)	—	—
Restricted stock awards granted (unaudited)	(982)	—	—
Performance stock units granted (unaudited)	(100)	—	—
Performance RSUs forfeited (unaudited)	28	—	—
Performance stock units forfeited (unaudited)	12	—	—

Balance as of September 30, 2019 (unaudited)	8,007	15,003	$1.84	7.0	$234,025

Options vested and exercisable as of December 31, 2017		6,220	$0.69	7.1	$7,388

Options vested and exercisable as of December 31, 2018		8,999	$0.97	6.7	$53,566

Options vested and exercisable as of September 30, 2019 (unaudited)		9,834	$1.37	6.4	$158,029

Schedule of Restricted Stock Awards

Restricted Stock Awards

	Year Ended December 31,				Nine Months Ended September 30, 2019
	2017		2018
					(unaudited)
	Shares	Weighted- Average Grant Date Fair Value	Shares	Weighted- Average Grant Date Fair Value	Shares	Weighted- Average Grant Date Fair Value
	(in thousands, except per share data)
Unvested balance, beginning of period	110	$0.91	1,127	$1.80	—	$—
Issued	1,064	1.88	—	—	982	9.76
Vested	(47)	0.83	(373)	1.73	(246)	9.76
Cancelled	—	—	(754)	1.88	—	—

Unvested balance, end of period	1,127	1.83	—	—	736	9.76

Schedule of Restricted Stock Units

Restricted stock units, performance RSUs and PSUs activity is as follows:

	Restricted Stock Units, Performance RSUs and PSUs	Weighted- Average Grant Date Fair Value
	(in thousands, except per share data)
Balance as of December 31, 2017	—	$—
Granted	1,830	6.40
Forfeited	(3)	3.92

Balance as of December 31, 2018	1,827	6.42
Granted (unaudited)	3,907	11.71
Vested (unaudited)	(547)	14.26
Forfeited (unaudited)	(40)	10.50

Balance as of September 30, 2019 (unaudited)	5,147	10.17

Schedule of Share-based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions

We estimated the fair value of ESPP purchase rights for our first offering period using a Black-Scholes option-pricing model with the following assumptions:

Nine Months Ended September 30, 2019
(unaudited)
Expected term (years)	0.77
Expected volatility	50.6%
Risk-free interest rate	1.9%
Dividend yield	—%

Summary of Stock-Based Compensation Expense

Stock-based compensation expense in the consolidated statements of operations is summarized as follows:

	Year Ended December 31,		Nine Months Ended September 30,
	2017	2018	2018	2019
			(unaudited)
	(in thousands)
Cost of revenue	$—	$18	$10	$106
Research and development expenses	541	2,188	971	6,312
Sales and marketing expenses	413	916	689	5,616
General and administrative expenses	1,164	3,210	1,302	13,693

Total stock-based compensation expense	$2,118	$6,332	$2,972	$25,727